FINANCIAL STATEMENT SCHEDULE I - Statements of Shareholders' Equity (Detail) - USD ($)			12 Months Ended
		Apr. 16, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE			$ 4,924,982,000	$ 3,740,756,000	$ 3,187,652,000
Net income for the year			527,386,000	578,013,000	398,672,000
Change in fair value of forward exchange rate contracts			0	0	99,000
Change in fair value of interest rate swap agreements			(19,000)	0	0
Reclassification to earnings upon settlement of forward exchange rate contracts			0	0	(138,000)
Share-based compensation			20,401,000	15,002,000	8,973,000
Shares purchased under trust arrangement for future vesting of restricted shares			(1,721,000)	(8,770,000)
Transfer of shares purchased under trust arrangement for restricted shares vested			0	0
Shares issued for future vesting of restricted shares and exercise of share options				0	0
Shares repurchased for retirement			(300,495,000)
Retirement of shares			0
Issuance of shares for restricted shares vested			0	0	0
Cancellation of vested restricted shares					0
Exercise of share options			2,156,000	4,919,000	3,631,000
Change in shareholding of the Philippine subsidiaries			122,166,000	338,461,000
Dividends declared			(342,718,000)	0	0
ENDING BALANCE			5,041,670,000	4,924,982,000	3,740,756,000
Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE			$ 16,667,000	$ 16,581,000	$ 16,531,000
BEGINNING BALANCE (in shares)			1,666,633,448	1,658,059,295	1,653,101,002
Net income for the year			$ 0	$ 0	$ 0
Change in fair value of forward exchange rate contracts					0
Change in fair value of interest rate swap agreements			0
Reclassification to earnings upon settlement of forward exchange rate contracts					0
Share-based compensation			0	0	0
Shares purchased under trust arrangement for future vesting of restricted shares			$ 0	$ 0
Shares purchased under trust arrangement for future vesting of restricted shares (in shares)			0	0
Transfer of shares purchased under trust arrangement for restricted shares vested			$ 0	$ 0
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)			0	0
Shares issued for future vesting of restricted shares and exercise of share options				$ 86,000	$ 50,000
Shares repurchased for retirement			$ 0
Shares issued for future vesting of restricted shares and exercise of share options (in shares)				8,574,153	4,958,293
Shares repurchased for retirement (in shares)			0
Retirement of shares			$ (330,000)
Retirement of shares (in shares)			(32,931,528)
Issuance of shares for restricted shares vested			$ 0	$ 0	$ 0
Issuance of shares for restricted shares vested (in shares)			0	0	0
Cancellation of vested restricted shares					$ 0
Cancellation of vested restricted shares (in shares)					0
Exercise of share options			$ 0	$ 0	$ 0
Exercise of share options (in shares)			0	0	0
Change in shareholding of the Philippine subsidiaries			$ 0	$ 0
Dividends declared			0
ENDING BALANCE			$ 16,337,000	$ 16,667,000	$ 16,581,000
ENDING BALANCE (in shares)			1,633,701,920	1,666,633,448	1,658,059,295
Treasury Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE			$ (5,960,000)	$ (113,000)	$ (106,000)
BEGINNING BALANCE (in shares)	[1]		(16,222,246)	(11,267,038)	(10,552,328)
Net income for the year			$ 0	$ 0	$ 0
Change in fair value of forward exchange rate contracts					0
Change in fair value of interest rate swap agreements			0
Reclassification to earnings upon settlement of forward exchange rate contracts					0
Share-based compensation			0	0	0
Shares purchased under trust arrangement for future vesting of restricted shares			$ (1,721,000)	$ (8,770,000)
Shares purchased under trust arrangement for future vesting of restricted shares (in shares)	[1]		(208,278)	(1,121,838)
Transfer of shares purchased under trust arrangement for restricted shares vested			$ 3,648,000	$ 2,965,000
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)	[1]		467,121	378,579
Shares issued for future vesting of restricted shares and exercise of share options				$ (86,000)	$ (50,000)
Shares repurchased for retirement			$ (300,495,000)
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	[1]			(8,574,153)	(4,958,293)
Shares repurchased for retirement (in shares)	[1]		(36,649,344)
Retirement of shares			$ 271,341,000
Retirement of shares (in shares)	[1]		32,931,528
Issuance of shares for restricted shares vested			$ 11,000	$ 13,000	$ 13,000
Issuance of shares for restricted shares vested (in shares)	[1]		1,068,534	1,297,902	1,276,634
Cancellation of vested restricted shares					$ 0
Cancellation of vested restricted shares (in shares)	[1]				(6)
Exercise of share options			$ 9,000	$ 31,000	$ 30,000
Exercise of share options (in shares)	[1]		928,299	3,064,302	2,966,955
Change in shareholding of the Philippine subsidiaries			$ 0	$ 0
Dividends declared			0
ENDING BALANCE			$ (33,167,000)	$ (5,960,000)	$ (113,000)
ENDING BALANCE (in shares)	[1]		(17,684,386)	(16,222,246)	(11,267,038)
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE			$ 3,479,399,000	$ 3,235,835,000	$ 3,223,274,000
Net income for the year			0	0	0
Change in fair value of forward exchange rate contracts					0
Change in fair value of interest rate swap agreements			0
Reclassification to earnings upon settlement of forward exchange rate contracts					0
Share-based compensation			18,233,000	14,119,000	8,973,000
Shares purchased under trust arrangement for future vesting of restricted shares			0	0
Transfer of shares purchased under trust arrangement for restricted shares vested			(3,648,000)	(2,965,000)
Shares issued for future vesting of restricted shares and exercise of share options				0	0
Shares repurchased for retirement			0
Retirement of shares			(271,011,000)
Issuance of shares for restricted shares vested			(11,000)	(13,000)	(13,000)
Cancellation of vested restricted shares					0
Exercise of share options			2,147,000	4,888,000	3,601,000
Change in shareholding of the Philippine subsidiaries			57,293,000	227,535,000
Dividends declared		$ (189,459,000)	(189,459,000)
ENDING BALANCE			3,092,943,000	3,479,399,000	3,235,835,000
Accumulated Other Comprehensive Losses [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE			(15,592,000)	(1,057,000)	(1,034,000)
Net income for the year			0	0	0
Change in fair value of forward exchange rate contracts					99,000
Change in fair value of interest rate swap agreements			(19,000)
Reclassification to earnings upon settlement of forward exchange rate contracts					(138,000)
Share-based compensation			0	0	0
Shares purchased under trust arrangement for future vesting of restricted shares			0	0
Transfer of shares purchased under trust arrangement for restricted shares vested			0	0
Shares issued for future vesting of restricted shares and exercise of share options				0	0
Shares repurchased for retirement			0
Retirement of shares			0
Issuance of shares for restricted shares vested			0	0	0
Cancellation of vested restricted shares					0
Exercise of share options			0	0	0
Change in shareholding of the Philippine subsidiaries			0	0
Dividends declared			0
ENDING BALANCE			(17,149,000)	(15,592,000)	(1,057,000)
(Accumulated Losses) Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE			772,156,000	134,693,000	(282,510,000)
Net income for the year			608,280,000	637,463,000	417,203,000
Change in fair value of forward exchange rate contracts					0
Change in fair value of interest rate swap agreements			0
Reclassification to earnings upon settlement of forward exchange rate contracts					0
Share-based compensation			0	0	0
Shares purchased under trust arrangement for future vesting of restricted shares			0	0
Transfer of shares purchased under trust arrangement for restricted shares vested			0	0
Shares issued for future vesting of restricted shares and exercise of share options				0	0
Shares repurchased for retirement			0
Retirement of shares			0
Issuance of shares for restricted shares vested			0	0	0
Cancellation of vested restricted shares					0
Exercise of share options			0	0	0
Change in shareholding of the Philippine subsidiaries			0	0
Dividends declared			(153,259,000)
ENDING BALANCE			1,227,177,000	772,156,000	134,693,000
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE			4,246,670,000	3,385,939,000	2,956,155,000
Net income for the year			608,280,000	637,463,000	417,203,000
Foreign currency translation adjustment			(1,538,000)	(14,535,000)	16,000
Change in fair value of forward exchange rate contracts			0	0	99,000
Change in fair value of interest rate swap agreements			(19,000)	0	0
Reclassification to earnings upon settlement of forward exchange rate contracts			0	0	(138,000)
Share-based compensation			18,233,000	14,119,000	8,973,000
Shares purchased under trust arrangement for future vesting of restricted shares			(1,721,000)	(8,770,000)
Transfer of shares purchased under trust arrangement for restricted shares vested			0	0
Shares issued for future vesting of restricted shares and exercise of share options				0	0
Shares repurchased for retirement			(300,495,000)
Retirement of shares			0
Issuance of shares for restricted shares vested			0	0	0
Cancellation of vested restricted shares					0
Exercise of share options			2,156,000	4,919,000	3,631,000
Change in shareholding of the Philippine subsidiaries			57,293,000	227,535,000
Dividends declared			(342,718,000)
ENDING BALANCE			4,286,141,000	4,246,670,000	3,385,939,000
Parent Company [Member] | Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE			$ 16,667,000	$ 16,581,000	$ 16,531,000
BEGINNING BALANCE (in shares)			1,666,633,448	1,658,059,295	1,653,101,002
Net income for the year			$ 0	$ 0	$ 0
Foreign currency translation adjustment			0	0	0
Change in fair value of forward exchange rate contracts					0
Change in fair value of interest rate swap agreements			0
Reclassification to earnings upon settlement of forward exchange rate contracts					0
Share-based compensation			0	0	0
Shares purchased under trust arrangement for future vesting of restricted shares			$ 0	$ 0
Shares purchased under trust arrangement for future vesting of restricted shares (in shares)			0	0
Transfer of shares purchased under trust arrangement for restricted shares vested			$ 0	$ 0
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)			0	0
Shares issued for future vesting of restricted shares and exercise of share options				$ 86,000	$ 50,000
Shares repurchased for retirement			$ 0
Shares issued for future vesting of restricted shares and exercise of share options (in shares)				8,574,153	4,958,293
Shares repurchased for retirement (in shares)			0
Retirement of shares			$ (330,000)
Retirement of shares (in shares)			(32,931,528)
Issuance of shares for restricted shares vested			$ 0	$ 0	$ 0
Issuance of shares for restricted shares vested (in shares)			0	0	0
Cancellation of vested restricted shares					$ 0
Cancellation of vested restricted shares (in shares)					0
Exercise of share options			$ 0	$ 0	$ 0
Exercise of share options (in shares)			0	0	0
Change in shareholding of the Philippine subsidiaries			$ 0	$ 0
Dividends declared			0
ENDING BALANCE			$ 16,337,000	$ 16,667,000	$ 16,581,000
ENDING BALANCE (in shares)			1,633,701,920	1,666,633,448	1,658,059,295
Parent Company [Member] | Treasury Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE			$ (5,960,000)	$ (113,000)	$ (106,000)
BEGINNING BALANCE (in shares)			(16,222,246)	(11,267,038)	(10,552,328)
Net income for the year			$ 0	$ 0	$ 0
Foreign currency translation adjustment			0	0	0
Change in fair value of forward exchange rate contracts					0
Change in fair value of interest rate swap agreements			0
Reclassification to earnings upon settlement of forward exchange rate contracts					0
Share-based compensation			0	0	0
Shares purchased under trust arrangement for future vesting of restricted shares			$ (1,721,000)	$ (8,770,000)
Shares purchased under trust arrangement for future vesting of restricted shares (in shares)			(208,278)	(1,121,838)
Transfer of shares purchased under trust arrangement for restricted shares vested			$ 3,648,000	$ 2,965,000
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)			467,121	378,579
Shares issued for future vesting of restricted shares and exercise of share options				$ (86,000)	$ (50,000)
Shares repurchased for retirement			$ (300,495,000)
Shares issued for future vesting of restricted shares and exercise of share options (in shares)				(8,574,153)	(4,958,293)
Shares repurchased for retirement (in shares)			(36,649,344)
Retirement of shares			$ 271,341,000
Retirement of shares (in shares)			32,931,528
Issuance of shares for restricted shares vested			$ 11,000	$ 13,000	$ 13,000
Issuance of shares for restricted shares vested (in shares)			1,068,534	1,297,902	1,276,634
Cancellation of vested restricted shares					$ 0
Cancellation of vested restricted shares (in shares)					(6)
Exercise of share options			$ 9,000	$ 31,000	$ 30,000
Exercise of share options (in shares)			928,299	3,064,302	2,966,955
Change in shareholding of the Philippine subsidiaries			$ 0	$ 0
Dividends declared			0
ENDING BALANCE			$ (33,167,000)	$ (5,960,000)	$ (113,000)
ENDING BALANCE (in shares)			(17,684,386)	(16,222,246)	(11,267,038)
Parent Company [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE			$ 3,479,399,000	$ 3,235,835,000	$ 3,223,274,000
Net income for the year			0	0	0
Foreign currency translation adjustment			0	0	0
Change in fair value of forward exchange rate contracts					0
Change in fair value of interest rate swap agreements			0
Reclassification to earnings upon settlement of forward exchange rate contracts					0
Share-based compensation			18,233,000	14,119,000	8,973,000
Shares purchased under trust arrangement for future vesting of restricted shares			0	0
Transfer of shares purchased under trust arrangement for restricted shares vested			(3,648,000)	(2,965,000)
Shares issued for future vesting of restricted shares and exercise of share options				0	0
Shares repurchased for retirement			0
Retirement of shares			(271,011,000)
Issuance of shares for restricted shares vested			(11,000)	(13,000)	(13,000)
Cancellation of vested restricted shares					0
Exercise of share options			2,147,000	4,888,000	3,601,000
Change in shareholding of the Philippine subsidiaries			57,293,000	227,535,000
Dividends declared			(189,459,000)
ENDING BALANCE			3,092,943,000	3,479,399,000	3,235,835,000
Parent Company [Member] | Accumulated Other Comprehensive Losses [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE			(15,592,000)	(1,057,000)	(1,034,000)
Net income for the year			0	0	0
Foreign currency translation adjustment			(1,538,000)	(14,535,000)	16,000
Change in fair value of forward exchange rate contracts					99,000
Change in fair value of interest rate swap agreements			(19,000)
Reclassification to earnings upon settlement of forward exchange rate contracts					(138,000)
Share-based compensation			0	0	0
Shares purchased under trust arrangement for future vesting of restricted shares			0	0
Transfer of shares purchased under trust arrangement for restricted shares vested			0	0
Shares issued for future vesting of restricted shares and exercise of share options				0	0
Shares repurchased for retirement			0
Retirement of shares			0
Issuance of shares for restricted shares vested			0	0	0
Cancellation of vested restricted shares					0
Exercise of share options			0	0	0
Change in shareholding of the Philippine subsidiaries			0	0
Dividends declared			0
ENDING BALANCE			(17,149,000)	(15,592,000)	(1,057,000)
Parent Company [Member] | (Accumulated Losses) Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE			772,156,000	134,693,000	(282,510,000)
Net income for the year			608,280,000	637,463,000	417,203,000
Foreign currency translation adjustment			0	0	0
Change in fair value of forward exchange rate contracts					0
Change in fair value of interest rate swap agreements			0
Reclassification to earnings upon settlement of forward exchange rate contracts					0
Share-based compensation			0	0	0
Shares purchased under trust arrangement for future vesting of restricted shares			0	0
Transfer of shares purchased under trust arrangement for restricted shares vested			0	0
Shares issued for future vesting of restricted shares and exercise of share options				0	0
Shares repurchased for retirement			0
Retirement of shares			0
Issuance of shares for restricted shares vested			0	0	0
Cancellation of vested restricted shares					0
Exercise of share options			0	0	0
Change in shareholding of the Philippine subsidiaries			0	0
Dividends declared			(153,259,000)
ENDING BALANCE			$ 1,227,177,000	$ 772,156,000	$ 134,693,000

[1]	The treasury shares represent i) new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company's share incentive plans, and are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan and held by a trustee to facilitate the future vesting of restricted shares in selected Directors, employees and consultants under the 2011 Share Incentive Plan; and iii) the shares repurchased by the Company under the Stock Repurchase Program pending for retirement.